Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income
Loans including fees	$ 15,605,708	$ 16,877,396	$ 17,718,820
Taxable	1,123,850	1,033,035	1,568,816
Tax-exempt	1,015,932	1,497,610	1,806,628
Interest on federal funds sold	18,151	9,648	9,889
Other interest income	113,134	77,637	51,774
	17,876,775	19,495,326	21,155,927
Interest Expense
Deposits	2,990,254	3,772,987	5,070,488
Short-term borrowings	107,294	161,564	200,701
Long-term debt	1,006,276	1,051,525	1,286,423
	4,103,824	4,986,076	6,557,612
Net interest income	13,772,951	14,509,250	14,598,315
Provision for Loan Losses	600,000	1,240,000	5,500,500
provision for loan losses	13,172,951	13,269,250	9,097,815
Other Income
Service fees and commissions	877,338	905,766	894,581
Investment security gains	31,953	68,156	38,444
Loan sale gains	342,942	300,404	285,494
Bank owned life insurance	265,289	263,931	268,555
Other	505,830	545,730	388,168
	2,023,352	2,083,987	1,875,242
Other-than-Temporary Impairment Losses, Net
Total other-than-temporary impairment losses	1,000,879	1,633,223	2,555,833
Amount in other comprehensive income, before taxes	(796,122)	(1,513,451)	(2,243,117)
	204,757	119,772	312,716
Other Expense
Salaries and employee benefits	6,005,915	6,232,419	6,049,271
Occupancy expenses	932,369	1,022,499	1,128,484
Data processing expenses	816,761	676,088	669,690
FDIC insurance premiums	380,000	649,058	617,432
Marketing expenses	127,107	103,317	111,912
Directors' fees	153,850	139,500	131,800
Professional fees	365,568	364,110	331,233
Printing and supplies	127,623	129,752	166,574
Amortization of intangibles	192,391	192,391	192,391
(Gain) loss on sale of other real estate	(9,467)	126,289	29,687
Other real estate expenses	203,072	456,966	471,601
Other operating expenses	484,917	497,010	538,117
	9,780,106	10,589,399	10,438,192
Income before income tax expense (benefit)	5,211,440	4,644,066	222,149
Income tax expense (benefit)	$ 1,600,154	$ 1,202,380	$ (656,174)
NET INCOME (in Dollars per share)	$ 3,611,286	$ 3,441,686	$ 878,323
EARNINGS PER COMMON SHARE (in Shares)	30.37	28.94	7.38